Concentrations (Narrative) (Details) (Total cost of sales [Member], USD $)	3 Months Ended		6 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2012	Jul. 31, 2011
Concentration Risk [Line Items]
Amount included in cost of sales	$ 493,000	$ 46,000	$ 727,000	$ 69,000
Percent of cost of sales	100.00%	100.00%	100.00%	100.00%
Total supplier costs [Member]
Concentration Risk [Line Items]
Amount included in cost of sales	477,000	40,000	696,000	61,000
Percent of cost of sales	97.00%	87.00%	96.00%	89.00%
Marley Coffee Ltd. and National Coffee Roasters, LLC [Member]
Concentration Risk [Line Items]
Amount included in cost of sales			568,000
Percent of cost of sales			78.00%
Canterbury Coffee Corporation and National C.S. & V., L.L.C. [Member]
Concentration Risk [Line Items]
Amount included in cost of sales				$ 61,000
Percent of cost of sales				89.00%